Property, plant and equipment - Capitalized Expenses (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, Interest Costs Capitalised	R$ 44,289	R$ 274,731
Average Capitalisation Rate Per Month, Property, Plant and Equipment	12.87%	13.35%